Form 5500 (Details) - EBP 219 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Reportable Transaction [Line Items]
Plan number	219
Entity tax identification number	13-4977260
Total plan assets	$ 0	$ 5,837,538
Total plan liabilities	0	0
Net plan assets	0	$ 5,837,538
Employers	4,453
Participants	418,522
Other (including rollovers)	0
Noncash contributions	0
Other income	954,871
Total income	1,377,846
Benefits paid (including direct rollovers)	309,708
Corrective distributions	0
Certain deemed distributions of participant loans	0
Administrative service providers	6,338
Other expenses	0
Total expenses	316,046
Net income (loss)	1,061,800
Transfers to (from) the plan	$ 6,899,338